Schedule of Investments (unaudited) June 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	11,700	$237,931

Airlines — 0.7%
ANA Holdings Inc.	11,700	387,466
Japan Airlines Co. Ltd.	11,700	373,892

		761,358

Auto Components — 2.9%
Aisin Seiki Co. Ltd.	5,200	179,061
Bridgestone Corp.	22,100	870,134
Daikyonishikawa Corp.	1,300	10,316
Denso Corp.	15,600	656,347
Koito Manufacturing Co. Ltd.	3,900	208,140
NGK Spark Plug Co. Ltd.	6,500	121,988
NHK Spring Co. Ltd.	6,500	50,195
Nifco Inc./Japan	2,600	64,409
NOK Corp.	3,900	58,424
Stanley Electric Co. Ltd.	5,200	127,804
Sumitomo Electric Industries Ltd.	26,000	341,349
Sumitomo Rubber Industries Ltd.	6,500	75,172
Topre Corp.	1,300	21,610
Toyoda Gosei Co. Ltd.	2,600	50,702
Toyota Boshoku Corp.	2,600	34,123
Toyota Industries Corp.	5,200	286,207
TPR Co. Ltd.	1,300	22,081
TS Tech Co. Ltd.	1,300	35,390
Yokohama Rubber Co. Ltd. (The)	3,900	71,672

		3,285,124

Automobiles — 4.9%
Honda Motor Co. Ltd.	58,500	1,512,182
Isuzu Motors Ltd.	22,100	251,687
Mazda Motor Corp.	22,100	230,661
Nissan Motor Co. Ltd.	84,500	605,162
Subaru Corp.	22,100	537,218
Suzuki Motor Corp.	13,000	611,027
Toyota Motor Corp.	26,084	1,619,174
Yamaha Motor Co. Ltd.	10,400	184,852

		5,551,963

Banks — 5.4%
Aozora Bank Ltd.	3,900	93,609
Chiba Bank Ltd. (The)	23,400	114,242
Concordia Financial Group Ltd.	42,900	159,670
Hiroshima Bank Ltd. (The)	10,400	50,098
Kyushu Financial Group Inc.	15,600	61,682
Mebuki Financial Group Inc.	36,400	94,936
Mitsubishi UFJ Financial Group Inc.	317,200	1,507,392
Mizuho Financial Group Inc.	954,200	1,382,501
Resona Holdings Inc.	75,400	313,945
Seven Bank Ltd.	23,400	61,247
Shinsei Bank Ltd.	5,200	80,746
Shizuoka Bank Ltd. (The)	16,900	124,546
Sumitomo Mitsui Financial Group Inc.	44,200	1,561,400
Sumitomo Mitsui Trust Holdings Inc.	14,304	518,576

		6,124,590

Beverages — 1.4%
Asahi Group Holdings Ltd.	14,300	643,062
Kirin Holdings Co. Ltd.	32,500	700,889

Security	Shares	Value

Beverages (continued)
Suntory Beverage & Food Ltd.	5,200	$226,118

		1,570,069

Building Products — 1.6%
AGC Inc./Japan	6,500	224,731
Aica Kogyo Co. Ltd.	2,600	86,876
Daikin Industries Ltd.	9,500	1,240,185
Nichias Corp.	1,300	23,372
Sanwa Holdings Corp.	6,500	69,862
TOTO Ltd.	5,200	205,365

		1,850,391

Capital Markets — 1.1%
Daiwa Securities Group Inc.	57,200	250,642
Japan Exchange Group Inc.	18,200	289,200
Matsui Securities Co. Ltd.	2,600	24,518
Nomura Holdings Inc.	127,400	448,632
SBI Holdings Inc./Japan	7,800	193,081
Tokai Tokyo Financial Holdings Inc.	7,800	23,818

		1,229,891

Chemicals — 4.5%
Air Water Inc.	6,500	111,249
Asahi Kasei Corp.	49,400	526,600
Daicel Corp.	10,400	92,474
Denka Co. Ltd.	2,600	77,102
DIC Corp.	2,600	68,632
Hitachi Chemical Co. Ltd.	2,600	70,611
JSR Corp.	6,500	102,622
Kansai Paint Co. Ltd.	7,800	163,544
Kuraray Co. Ltd.	11,700	139,761
Mitsubishi Chemical Holdings Corp.	46,800	326,914
Mitsubishi Gas Chemical Co. Inc.	6,500	86,634
Mitsui Chemicals Inc.	6,500	160,901
Nihon Parkerizing Co. Ltd.	3,900	43,221
Nippon Paint Holdings Co. Ltd.	5,200	201,745
Nissan Chemical Corp.	3,900	175,743
Nitto Denko Corp.	5,200	256,621
NOF Corp.	2,600	96,891
Shin-Etsu Chemical Co. Ltd.	11,700	1,089,748
Showa Denko KK	5,200	152,998
Sumitomo Chemical Co. Ltd.	54,600	253,388
Taiyo Nippon Sanso Corp.	5,200	110,429
Teijin Ltd.	6,500	110,827
Toray Industries Inc.	54,600	415,151
Tosoh Corp.	10,400	146,241
Ube Industries Ltd.	3,900	80,867
Zeon Corp.	6,500	72,216

		5,133,130

Commercial Services & Supplies — 0.8%
Aeon Delight Co. Ltd.	1,300	38,431
Park24 Co. Ltd.	3,900	90,821
Pilot Corp.	1,300	50,255
Secom Co. Ltd.	6,500	559,504
Sohgo Security Services Co. Ltd.	2,600	119,937

		858,948

Construction & Engineering — 1.3%
COMSYS Holdings Corp.	2,600	65,929
Hazama Ando Corp.	6,500	43,438
Kajima Corp.	18,200	249,671
Kumagai Gumi Co. Ltd.	1,300	38,430
Kyowa Exeo Corp.	2,600	64,723

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Kyudenko Corp.	1,300	$39,034
Maeda Corp.	5,200	41,604
Maeda Road Construction Co. Ltd.	2,600	54,708
Nippo Corp.	2,600	51,233
Nishimatsu Construction Co. Ltd.	1,300	25,061
Obayashi Corp.	23,400	230,438
Penta-Ocean Construction Co. Ltd.	9,100	44,596
Shimizu Corp.	24,700	205,184
Sumitomo Mitsui Construction Co. Ltd.	5,220	28,925
Taisei Corp.	7,800	283,432
Toda Corp.	9,100	50,340
Tokyu Construction Co. Ltd.	2,600	17,568

		1,534,314

Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,900	118,006

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	5,200	83,739
Hitachi Capital Corp.	1,300	28,898
Orient Corp.(a)	19,500	20,814

		133,451

Distributors — 0.1%
PALTAC Corp.	1,300	71,431

Diversified Financial Services — 0.9%
Financial Products Group Co. Ltd.	2,600	21,478
Fuyo General Lease Co. Ltd.	1,300	73,965
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,900	89,567
ORIX Corp.	46,800	698,481
Tokyo Century Corp.	1,300	54,840
Zenkoku Hosho Co. Ltd.	1,300	49,893

		988,224

Diversified Telecommunication Services — 1.6%
Nippon Telegraph & Telephone Corp.	39,000	1,816,066

Electric Utilities — 0.8%
Chubu Electric Power Co. Inc.	20,800	291,806
Kansai Electric Power Co. Inc. (The)	28,600	327,703
Kyushu Electric Power Co. Inc.	14,300	140,425
Tohoku Electric Power Co. Inc.	16,900	170,820

		930,754

Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	3,900	134,476
Furukawa Electric Co. Ltd.	2,600	76,137
Mitsubishi Electric Corp.	70,200	924,576
Nidec Corp.	8,400	1,148,042

		2,283,231

Electronic Equipment, Instruments & Components — 6.0%
Alps Alpine Co. Ltd.	6,500	109,560
Hamamatsu Photonics KK	5,200	202,469
Hirose Electric Co. Ltd.	1,307	145,815
Hitachi High-Technologies Corp.	2,600	133,692
Hitachi Ltd.	31,200	1,143,575
Horiba Ltd.	1,300	67,088
Keyence Corp.	3,272	2,008,329
Kyocera Corp.	10,400	679,079
Murata Manufacturing Co. Ltd.	22,100	992,798
Omron Corp.	7,800	406,868
Shimadzu Corp.	9,100	223,150
TDK Corp.	3,900	301,894

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yaskawa Electric Corp.	7,800	$264,971
Yokogawa Electric Corp.	6,500	127,418

		6,806,706

Energy Equipment & Services — 0.0%
Modec Inc.	1,300	36,681

Entertainment — 2.1%
Capcom Co. Ltd.	2,600	52,174
COLOPL Inc.(a)	2,600	15,734
Daiichikosho Co. Ltd.	1,300	60,451
DeNA Co. Ltd.	3,900	74,749
GungHo Online Entertainment Inc.(a)	1,690	46,744
Konami Holdings Corp.	2,600	121,868
Nexon Co. Ltd.(b)	18,200	263,861
Nintendo Co. Ltd.	3,900	1,429,469
Square Enix Holdings Co. Ltd.	2,600	83,256
Toho Co. Ltd./Tokyo	5,200	221,051

		2,369,357

Food & Staples Retailing — 2.2%
Aeon Co. Ltd.	27,500	472,457
Ain Holdings Inc.	1,300	75,654
Cosmos Pharmaceutical Corp.	300	50,928
Create SD Holdings Co. Ltd.	1,300	30,491
FamilyMart UNY Holdings Co. Ltd.	9,100	217,238
Kobe Bussan Co. Ltd.	1,300	63,106
Kusuri no Aoki Holdings Co. Ltd.	1,300	91,340
Lawson Inc.	1,300	62,382
Matsumotokiyoshi Holdings Co. Ltd.	2,600	76,016
Seven & i Holdings Co. Ltd.	28,600	968,376
Sugi Holdings Co. Ltd.	1,300	61,416
Sundrug Co. Ltd.	2,600	70,370
Tsuruha Holdings Inc.	1,300	120,178
Welcia Holdings Co. Ltd.	1,300	52,910
Yaoko Co. Ltd.	1,300	58,822

		2,471,684

Food Products — 1.9%
Ajinomoto Co. Inc.	15,600	270,473
Calbee Inc.	2,600	70,176
Ezaki Glico Co. Ltd.	2,600	115,834
Kewpie Corp.	3,900	86,188
Kikkoman Corp.	5,200	226,360
Maruha Nichiro Corp.	1,300	38,189
MEIJI Holdings Co. Ltd.	5,200	371,636
Morinaga & Co. Ltd./Japan	1,300	63,347
NH Foods Ltd.	2,600	111,370
Nichirei Corp.	3,900	92,559
Nippon Suisan Kaisha Ltd.	9,100	56,421
Nissin Foods Holdings Co. Ltd.	2,600	167,477
Toyo Suisan Kaisha Ltd.	3,900	160,720
Yakult Honsha Co. Ltd.	5,200	306,479

		2,137,229

Gas Utilities — 0.6%
Nippon Gas Co. Ltd.	1,300	33,049
Osaka Gas Co. Ltd.	13,000	226,480
Toho Gas Co. Ltd.	3,900	143,526
Tokyo Gas Co. Ltd.	14,300	336,795

		739,850

Health Care Equipment & Supplies — 2.4%
Asahi Intecc Co. Ltd.	7,800	192,140

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hoya Corp.	14,300	$1,095,528
Nihon Kohden Corp.	2,600	70,418
Olympus Corp.	41,600	461,793
Sysmex Corp.	5,400	352,198
Terumo Corp.	20,800	619,714

		2,791,791

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	7,800	192,430
Medipal Holdings Corp.	7,800	172,232
Ship Healthcare Holdings Inc.	1,300	56,107
Toho Holdings Co. Ltd.	2,600	58,255

		479,024

Health Care Technology — 0.2%
M3 Inc.	14,300	261,339

Hotels, Restaurants & Leisure — 1.0%
Oriental Land Co. Ltd./Japan	7,800	965,769
Resorttrust Inc.	2,600	39,794
Skylark Holdings Co. Ltd.	6,500	113,482
Zensho Holdings Co. Ltd.	2,600	52,849

		1,171,894

Household Durables — 3.3%
Casio Computer Co. Ltd.	6,500	80,722
Fujitsu General Ltd.	2,600	41,314
Haseko Corp.	10,400	105,216
Iida Group Holdings Co. Ltd.	5,200	83,980
Panasonic Corp.	80,600	671,492
Pressance Corp.	1,300	17,846
Rinnai Corp.	1,300	82,653
Sekisui Chemical Co. Ltd.	15,600	234,275
Sekisui House Ltd.	24,700	407,044
Sony Corp.	36,400	1,908,179
Starts Corp. Inc.	1,300	30,648
Sumitomo Forestry Co. Ltd.	5,200	62,309

		3,725,678

Household Products — 0.7%
Lion Corp.	10,400	193,733
Pigeon Corp.	3,900	156,919
Unicharm Corp.	15,600	469,709

		820,361

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	5,200	118,151

Industrial Conglomerates — 0.1%
Keihan Holdings Co. Ltd.	3,900	169,951

Insurance — 2.9%
Dai-ichi Life Holdings Inc.	39,000	588,222
MS&AD Insurance Group Holdings Inc.	18,200	577,724
Sompo Holdings Inc.	13,000	502,070
Sony Financial Holdings Inc.	5,200	124,908
T&D Holdings Inc.	22,100	239,892
Tokio Marine Holdings Inc.	24,700	1,237,751

		3,270,567

Interactive Media & Services — 0.2%
Dip Corp.	1,300	21,743
Kakaku.com Inc.	5,200	100,390
Mixi Inc.	1,300	26,075

Security	Shares	Value

Interactive Media & Services (continued)
Yahoo Japan Corp.	45,500	$133,451

		281,659

Internet & Direct Marketing Retail — 0.5%
Rakuten Inc.	31,200	370,670
ZOZO Inc.(a)	7,800	146,169

		516,839

IT Services — 1.6%
Fujitsu Ltd.	6,500	453,202
GMO Internet Inc.	2,600	47,106
Itochu Techno-Solutions Corp.	2,600	66,653
Nihon Unisys Ltd.	2,600	87,238
Nomura Research Institute Ltd.	13,264	212,613
NS Solutions Corp.	1,300	41,266
NTT Data Corp.	19,500	259,723
Obic Co. Ltd.	2,600	294,412
Otsuka Corp.	3,900	156,919
SCSK Corp.	1,300	63,950
TIS Inc.	2,600	132,486

		1,815,568

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	7,800	378,634
Heiwa Corp.	2,600	53,404
Shimano Inc.	2,600	386,839
Yamaha Corp.	3,900	185,335

		1,004,212

Machinery — 5.7%
Amada Holdings Co. Ltd.	10,400	117,089
Daifuku Co. Ltd.	3,900	218,999
DMG Mori Co. Ltd.	3,900	62,442
Ebara Corp.	2,600	70,562
FANUC Corp.	6,500	1,202,385
Harmonic Drive Systems Inc.(a)	1,300	50,135
Hino Motors Ltd.	9,100	76,608
Hitachi Construction Machinery Co. Ltd.	2,600	67,618
Hoshizaki Corp.	2,600	193,540
JTEKT Corp.	6,500	78,792
Kawasaki Heavy Industries Ltd.	5,200	122,254
Komatsu Ltd.	32,500	784,296
Kubota Corp.	37,700	627,400
Makita Corp.	9,100	309,133
MINEBEA MITSUMI Inc.	13,000	220,206
MISUMI Group Inc.	9,100	228,218
Mitsubishi Heavy Industries Ltd.	11,700	509,418
Nabtesco Corp.	3,900	108,378
NGK Insulators Ltd.	7,800	113,735
NSK Ltd.	15,600	139,001
OSG Corp.	3,900	76,885
SMC Corp./Japan	2,100	782,968
Sumitomo Heavy Industries Ltd.	3,900	134,115
Tadano Ltd.	3,900	40,651
Takeuchi Manufacturing Co. Ltd.	1,300	23,227
THK Co. Ltd.	3,900	93,210
Tsubakimoto Chain Co.	1,300	42,412

		6,493,677

Media — 0.6%
CyberAgent Inc.	3,900	141,354
Dentsu Inc.	7,800	272,211
Hakuhodo DY Holdings Inc.	9,100	153,215

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Nippon Television Holdings Inc.	6,500	$96,288

		663,068

Metals & Mining — 1.3%
Dowa Holdings Co. Ltd.	1,300	41,688
Hitachi Metals Ltd.	7,800	88,107
JFE Holdings Inc.	19,525	286,786
Mitsubishi Materials Corp.	5,200	147,930
Nippon Light Metal Holdings Co. Ltd.	18,200	39,360
Nippon Steel Corp.	31,204	535,513
Sumitomo Metal Mining Co. Ltd.	10,400	310,726
Tokyo Steel Manufacturing Co. Ltd.	3,900	29,465

		1,479,575

Multiline Retail — 0.6%
Izumi Co. Ltd.	1,300	52,548
J Front Retailing Co. Ltd.	9,100	104,311
Marui Group Co. Ltd.	6,500	132,365
Pan Pacific International Holdings Corp.	3,900	247,596
Ryohin Keikaku Co. Ltd.	800	144,496
Seria Co. Ltd.	2,600	60,065

		741,381

Oil, Gas & Consumable Fuels — 1.0%
Cosmo Energy Holdings Co. Ltd.	2,600	58,569
Idemitsu Kosan Co. Ltd.	5,200	156,376
Inpex Corp.	37,700	339,874
Iwatani Corp.	1,300	45,127
JXTG Holdings Inc.	118,300	586,779

		1,186,725

Paper & Forest Products — 0.2%
Oji Holdings Corp.	31,200	180,122

Personal Products — 2.5%
Kao Corp.	16,900	1,287,813
Kobayashi Pharmaceutical Co. Ltd.	2,600	186,059
Kose Corp.	1,300	218,034
Pola Orbis Holdings Inc.	2,600	72,638
Shiseido Co. Ltd.	14,300	1,077,876

		2,842,420

Pharmaceuticals — 6.3%
Astellas Pharma Inc.	65,040	926,642
Chugai Pharmaceutical Co. Ltd.	7,800	509,671
Daiichi Sankyo Co. Ltd.	20,803	1,088,035
Eisai Co. Ltd.	8,300	469,234
Hisamitsu Pharmaceutical Co. Inc.	2,600	102,682
Kaken Pharmaceutical Co. Ltd.	1,300	60,813
Kyowa Hakko Kirin Co. Ltd.	7,800	140,377
Mitsubishi Tanabe Pharma Corp.	6,500	72,396
Ono Pharmaceutical Co. Ltd.	16,900	303,052
Otsuka Holdings Co. Ltd.	13,000	424,244
Santen Pharmaceutical Co. Ltd.	13,000	215,380
Sawai Pharmaceutical Co. Ltd.	1,300	70,225
Shionogi & Co. Ltd.	9,100	524,428
Sumitomo Dainippon Pharma Co. Ltd.	5,200	98,604
Takeda Pharmaceutical Co. Ltd.	61,100	2,168,046
Tsumura & Co.	1,300	36,259

		7,210,088

Professional Services — 1.8%
en-japan Inc.	1,300	50,617
Meitec Corp.	1,300	66,726
Nihon M&A Center Inc.	5,200	124,715

Security	Shares	Value

Professional Services (continued)
Persol Holdings Co. Ltd.	6,500	$152,696
Recruit Holdings Co. Ltd.	48,100	1,604,524
TechnoPro Holdings Inc.	1,300	69,018

		2,068,296

Real Estate Management & Development — 3.5%
Aeon Mall Co. Ltd.	3,900	58,714
Daito Trust Construction Co. Ltd.	2,600	331,455
Daiwa House Industry Co. Ltd.	22,100	644,293
Hulic Co. Ltd.	14,300	114,942
Ichigo Inc.	9,100	26,690
Leopalace21 Corp.(a)(b)	9,100	23,565
Mitsubishi Estate Co. Ltd.	48,100	895,122
Mitsui Fudosan Co. Ltd.	36,400	882,634
Nomura Real Estate Holdings Inc.	5,200	111,780
Open House Co. Ltd.	1,300	53,211
Relo Group Inc.	3,900	98,206
Sumitomo Realty & Development Co. Ltd.	15,600	557,164
Tokyo Tatemono Co. Ltd.	7,800	86,659
Tokyu Fudosan Holdings Corp.	18,200	100,510

		3,984,945

Road & Rail — 4.9%
Central Japan Railway Co.	6,500	1,301,931
East Japan Railway Co.	13,000	1,216,261
Hankyu Hanshin Holdings Inc.	9,100	326,026
Hitachi Transport System Ltd.	1,300	42,231
Keio Corp.	3,900	256,646
Keisei Electric Railway Co. Ltd.	5,200	189,438
Kintetsu Group Holdings Co. Ltd.	6,500	311,305
Nagoya Railroad Co. Ltd.	7,800	215,814
Nippon Express Co. Ltd.	2,600	138,277
Odakyu Electric Railway Co. Ltd.	11,700	286,364
Sankyu Inc.	1,300	68,294
Seibu Holdings Inc.	7,800	130,024
Sotetsu Holdings Inc.	2,600	71,649
Tobu Railway Co. Ltd.	7,800	227,325
Tokyu Corp.	19,500	345,874
West Japan Railway Co.	6,500	525,840

		5,653,299

Semiconductors & Semiconductor Equipment — 1.1%
Advantest Corp.	5,200	143,104
Disco Corp.	1,300	213,328
Renesas Electronics Corp.(b)	6,500	32,277
SCREEN Holdings Co. Ltd.	1,300	54,237
SUMCO Corp.	7,800	92,812
Tokyo Electron Ltd.	4,700	659,588
Ulvac Inc.	1,300	41,206

		1,236,552

Software — 0.2%
Oracle Corp. Japan	1,300	94,960
Trend Micro Inc./Japan	3,900	173,933

		268,893

Specialty Retail — 1.4%
ABC-Mart Inc.	1,300	84,704
Adastria Co. Ltd.	1,300	27,849
Bic Camera Inc.	3,900	38,298
Fast Retailing Co. Ltd.	1,000	604,511
Hikari Tsushin Inc.	600	130,815
K’s Holdings Corp.	7,800	73,627
Nitori Holdings Co. Ltd.	2,700	357,861

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Nojima Corp.	1,300	$21,200
Shimamura Co. Ltd.	1,300	97,132
United Arrows Ltd.	1,300	40,602
USS Co. Ltd.	9,100	179,314

		1,655,913

Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	9,100	171,881
Canon Inc.	37,750	1,102,297
Konica Minolta Inc.	15,600	151,888
NEC Corp.	9,700	381,734
Seiko Epson Corp.	9,100	144,009

		1,951,809

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	6,500	70,406

Tobacco — 0.8%
Japan Tobacco Inc.	41,600	918,760

Trading Companies & Distributors — 4.2%
Hanwa Co. Ltd.	1,300	34,762
ITOCHU Corp.	48,100	919,900
Kanamoto Co. Ltd.	1,300	33,616
Kanematsu Corp.	2,600	28,814
Marubeni Corp.	70,200	464,568
Mitsubishi Corp.	49,400	1,302,172
Mitsui & Co. Ltd.	58,500	952,376
MonotaRO Co. Ltd.	3,900	95,057
Nippon Steel Trading Corp.	1,300	53,574
Sojitz Corp.	37,700	121,071
Sumitomo Corp.	40,300	610,634
Toyota Tsusho Corp.	7,800	236,375

		4,852,919

Security	Shares	Value

Wireless Telecommunication Services — 4.1%
KDDI Corp.	57,200	$1,456,546
NTT DOCOMO Inc.	44,200	1,030,745
SoftBank Group Corp.	46,800	2,243,568

		4,730,859

Total Common Stocks — 99.5% (Cost: $108,175,921)		113,657,120

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	299,733	299,883
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	42,905	42,905

		342,788

Total Short-Term Investments — 0.3% (Cost: $342,731)		342,788

Total Investments in Securities — 99.8% (Cost: $108,518,652)		113,999,908

Other Assets, Less Liabilities — 0.2%		271,555

Net Assets — 100.0%		$114,271,463

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	534,817	(235,084)	299,733	$299,883	$1,561	(a)	$24	$9
BlackRock Cash Funds: Treasury, SL Agency Shares	46,049	(3,144)	42,905	42,905	311		—	—

				$342,788	$1,872		$24	$9

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® JPX-Nikkei 400 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$113,657,120	$—	$—	$113,657,120
Money Market Funds	342,788	—	—	342,788

	$113,999,908	$—	$—	$113,999,908